SIGNIFICANT COMMITMENTS, AGREEMENTS AND OTHERS - Capital expenditures (Details) - Dec. 31, 2024 $ in Millions, Rp in Billions	IDR (Rp)	USD ($)
SIGNIFICANT COMMITMENTS, AGREEMENTS AND OTHERS
Capital expenditures	Rp 11,272	$ 223